Unaudited Interim Condensed Consolidated Statements of Cash Flows	6 Months Ended
	Sep. 30, 2025 SGD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 SGD ($)
Cash flows from operating activities
Net income	$ 2,634,303	$ 2,042,095	$ 1,117,007
Adjustments to reconcile net income to net cash provided by/(used in) operating activities
Depreciation of property, plant and equipment	332,077	257,424	289,103
Amortization of right-of-use assets	696,757	540,122	791,120
Operating lease modifications	(14,571)	(11,295)	(40,525)
Gain on disposal of property, plant and equipment	(34,530)	(26,767)	(957)
Interest income	(114,917)	(89,083)	(122,223)
Allowance for inventories write-down	5,023	3,894	28,214
Allowance for expected credit losses – third parties	(125,825)	(97,539)	133,618
Fair value change in financial instrument	(3,141)	(2,435)	(3,031)
Unrealised gain on forex	(87,389)	(67,743)
Changes in operating assets and liabilities
Accounts receivable, net	(1,552,583)	(1,203,553)	(1,370,888)
Other receivables	(3,099,234)	(2,402,507)	(120,337)
Advances to related parties	(560,914)	(434,817)	(55,791)
Inventories	(1,424,298)	(1,104,107)	126,330
Accounts payable	2,259,783	1,751,770	754,615
Other payables	(302,723)	(234,669)	(1,990,135)
Finance lease liabilities – interest portion of lease payment	(23,038)	(17,859)	(19,015)
Operating lease liabilities	(661,836)	(513,051)	(605,737)
Income tax payable	339,466	263,152	(530,898)
Net cash used in operating activities	(1,737,590)	(1,346,968)	(1,619,530)
Cash flows from investing activities:
Purchases of property, plant and equipment	(113,957)	(88,339)	(298,761)
Proceeds from disposal of property, plant and equipment	34,530	26,767	1,000
Disbursement of loan to third party			(6,934,827)
Repayment of loan from third party	900,000	697,674
Net cash (used in)/provided by investing activities	820,573	636,102	(7,232,588)
Cash flows from financing activities:
Proceeds from common shares issued for cash			9,189,294
Proceeds of bank loans, net	287,027	222,502	252,283
Payments for finance lease liabilities – principal portion	(90,541)	(70,187)	(87,065)
Net cash provided by financing activities	196,486	152,315	9,354,512
Net changes in cash and cash equivalents	(720,531)	(558,551)	502,394
Cash and cash equivalents at beginning of the period	6,646,788	5,152,549	3,468,594
Cash and cash equivalents at end of the period	5,926,257	4,593,998	3,970,988
Supplement disclosures of cash flow information
Income taxes paid	(150,141)	(116,388)	(868,075)
Interest paid	$ (90,767)	$ (70,362)	$ (88,865)